GLOBAL X FUNDS
(THE "TRUST")
SUPPLEMENT DATED APRIL 12, 2024
TO THE STATEMENT OF ADDITIONAL INFORMATION ("SAI") FOR EACH SERIES OF THE TRUST (THE "FUNDS") LISTED IN SCHEDULE A APPENDED HERETO, AS AMENDED AND SUPPLEMENTED FROM TIME TO TIME

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the SAI, as applicable.

Effective May 6, 2024, for the Funds listed in Schedule A hereto, the table in the section of each Fund’s SAI titled “MANAGEMENT OF THE TRUST – BOARD OF TRUSTEES AND OFFICERS - Interested Trustee/Officers" is hereby amended as follows:

Name (Year of Birth)	Position(s) Held with Funds	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustees	Other Directorships Held by Trustees During the Past 5 Years
Ryan O'Connor (1984)	President (since 4/2024)	Chief Executive Officer, GXMC (since 4/2024); Global Head of ETF Product (2021-2024) and Head of Multi-Asset Model Portfolios & ETF Business Strategy, Goldman Sachs Asset Management (2017- 2021)	n/a	n/a
Eric Griffith[1] (1969)	Assistant Secretary (since 2/2020)	Counsel, SEI Investments (since 10/2019); Vice President and Assistant General Counsel, JPMorgan Chase & Co. (2012-2018)	n/a	n/a
Joe Costello (1974)	Chief Compliance Officer (since 9/2016)	Chief Compliance Officer, GXMC (since 9/2016)	n/a	n/a
Alex Ashby (1986)	Chief Operating Officer (since 11/2023)[2]	Chief Operating Officer, GXMC (since 11/2023); Head of Product Development, GXMC (2019-2024); Vice President, Director of Product Development (2015 - 2018)	n/a	n/a
Eric Olsen (1970)	Chief Financial Officer and Treasurer and Principal Accounting Officer (since 4/2024)[3]	Head of Finance, GXMC (since 4/2024); Director of Accounting, SEI Investment Manager Services (2021 to 4/2024); Deputy Head of Fund Operations, Traditional Assets, Aberdeen Standard Investments (2013-2021)	n/a	n/a
1 This officer of the Trust also serve as officers of one or more funds for which SEI Investments Company or an affiliate acts as investment manager, administrator or distributor.

2 Mr. Ashby previously served as Interim Chief Financial Officer of the Funds from 3/2024-4/2024.

3 Mr. Olsen previously served as Assistant Treasurer of the Funds from 5/2021-4/2024.

* * * * * * * * * *

SCHEDULE A

FUND NAME	DATE OF SUMMARY PROSPECTUS	DATE OF STATUTORY PROSPECTUS	DATE OF SAI
Global X MSCI Colombia ETF (GXG)	March 1, 2024	March 1, 2024	March 1, 2024
Global X MSCI China Consumer Discretionary ETF (CHIQ)	March 1, 2024	March 1, 2024	March 1, 2024
Global X MSCI Norway ETF (NORW)	March 1, 2024	March 1, 2024	March 1, 2024
Global X FTSE Southeast Asia ETF (ASEA)	March 1, 2024	March 1, 2024	March 1, 2024
Global X MSCI Argentina ETF (ARGT)	March 1, 2024	March 1, 2024	March 1, 2024
Global X MSCI Greece ETF (GREK)	March 1, 2024	March 1, 2024	March 1, 2024
Global X MSCI Next Emerging & Frontier ETF (EMFM)	March 1, 2024	March 1, 2024	March 1, 2024
Global X DAX Germany ETF (DAX)	March 1, 2024	March 1, 2024	March 1, 2024
Global X MSCI Vietnam ETF (VNAM)	March 1, 2024	March 1, 2024	March 1, 2024
Global X Copper Miners ETF (COPX)	March 1, 2024	March 1, 2024	March 1, 2024
Global X Silver Miners ETF (SIL)	March 1, 2024	March 1, 2024	March 1, 2024
Global X Gold Explorers ETF (GOEX)	March 1, 2024	March 1, 2024	March 1, 2024
Global X Uranium ETF (URA)	March 1, 2024	March 1, 2024	March 1, 2024
Global X Lithium & Battery Tech ETF (LIT)	March 1, 2024	March 1, 2024	March 1, 2024
Global X SuperDividend® ETF (SDIV)	March 1, 2024	March 1, 2024	March 1, 2024
Global X Social Media ETF (SOCL)	March 1, 2024	March 1, 2024	March 1, 2024

Global X Guru® Index ETF (GURU)	March 1, 2024	March 1, 2024	March 1, 2024
Global X SuperIncome™ Preferred ETF (SPFF)	March 1, 2024	March 1, 2024	March 1, 2024
Global X SuperDividend® U.S. ETF (DIV)	March 1, 2024	March 1, 2024	March 1, 2024
Global X MSCI SuperDividend® Emerging Markets ETF (SDEM)	March 1, 2024	March 1, 2024	March 1, 2024
Global X SuperDividend® REIT ETF (SRET)	March 1, 2024	March 1, 2024	March 1, 2024
Global X Renewable Energy Producers ETF (RNRG)	March 1, 2024	March 1, 2024	March 1, 2024
Global X S&P 500® Catholic Values ETF (CATH)	March 1, 2024	March 1, 2024	March 1, 2024
Global X MSCI SuperDividend® EAFE ETF (EFAS)	March 1, 2024	March 1, 2024	March 1, 2024
Global X E-commerce ETF (EBIZ)	March 1, 2024	March 1, 2024	March 1, 2024
Global X S&P Catholic Values Developed ex-U.S. ETF (CEFA)	March 1, 2024	March 1, 2024	March 1, 2024
Global X NASDAQ 100® Collar 95-110 ETF (QCLR)	March 1, 2024	March 1, 2024	March 1, 2024
Global X NASDAQ 100® Tail Risk ETF (QTR)	March 1, 2024	March 1, 2024	March 1, 2024
Global X S&P 500® Collar 95-110 ETF (XCLR)	March 1, 2024	March 1, 2024	March 1, 2024
Global X S&P 500® Tail Risk ETF (XTR)	March 1, 2024	March 1, 2024	March 1, 2024
Global X Disruptive Materials ETF (DMAT)	March 1, 2024	March 1, 2024	March 1, 2024
Global X S&P 500® Covered Call ETF (XYLD)	March 1, 2024	March 1, 2024	March 1, 2024
Global X NASDAQ 100® Covered Call ETF (QYLD)	March 1, 2024	March 1, 2024	March 1, 2024
Global X Russell 2000 Covered Call ETF (RYLD)	March 1, 2024	March 1, 2024	March 1, 2024

Global X Nasdaq 100® Covered Call & Growth ETF (QYLG)	March 1, 2024	March 1, 2024	March 1, 2024
Global X S&P 500® Covered Call & Growth ETF (XYLG)	March 1, 2024	March 1, 2024	March 1, 2024
Global X NASDAQ 100® Risk Managed Income ETF (QRMI)	March 1, 2024	March 1, 2024	March 1, 2024
Global X S&P 500® Risk Managed Income ETF (XRMI)	March 1, 2024	March 1, 2024	March 1, 2024
Global X Dow 30® Covered Call ETF (DJIA)	March 1, 2024	March 1, 2024	March 1, 2024
Global X Russell 2000 Covered Call & Growth ETF (RYLG)	March 1, 2024	March 1, 2024	March 1, 2024
Global X Financials Covered Call & Growth ETF (FYLG)	March 1, 2024	March 1, 2024	March 1, 2024
Global X Health Care Covered Call & Growth ETF (HYLG)	March 1, 2024	March 1, 2024	March 1, 2024
Global X Information Technology Covered Call & Growth ETF (TYLG)	March 1, 2024	March 1, 2024	March 1, 2024
Global X Nasdaq 100 ESG Covered Call ETF (QYLE)	March 1, 2024	March 1, 2024	March 1, 2024
Global X S&P 500 ESG Covered Call ETF (XYLE)	March 1, 2024	March 1, 2024	March 1, 2024
Global X Dow 30® Covered Call & Growth ETF (DYLG)	March 1, 2024	March 1, 2024	March 1, 2024
Global X MSCI Emerging Markets Covered Call ETF (EMCC)	March 1, 2024	March 1, 2024	March 1, 2024
Global X S&P Catholic Values U.S. Aggregate Bond ETF (CAGG) *	March 1, 2024	March 1, 2024	March 1, 2024
Global X Blockchain & Bitcoin Strategy ETF (BITS)	March 1, 2024	March 1, 2024	March 1, 2024
Global X MLP ETF (MLPA)	April 1, 2024	April 1, 2024	April 1, 2024
Global X MLP & Energy Infrastructure ETF (MLPX)	April 1, 2024	April 1, 2024	April 1, 2024
Global X Alternative Income ETF (ALTY)	April 1, 2024	April 1, 2024	April 1, 2024

Global X Conscious Companies ETF (KRMA)	April 1, 2024	April 1, 2024	April 1, 2024
Global X U.S. Preferred ETF (PFFD)	April 1, 2024	April 1, 2024	April 1, 2024
Global X S&P 500® Quality Dividend ETF (QDIV)	April 1, 2024	April 1, 2024	April 1, 2024
Global X Adaptive U.S. Factor ETF (AUSF)	April 1, 2024	April 1, 2024	April 1, 2024
Global X Variable Rate Preferred ETF (PFFV)	April 1, 2024	April 1, 2024	April 1, 2024
Global X Adaptive U.S. Risk Management ETF (ONOF)	April 1, 2024	April 1, 2024	April 1, 2024
Global X 1-3 Month T-Bill ETF (CLIP)	April 1, 2024	April 1, 2024	April 1, 2024
Global X U.S. Cash Flow Kings 100 ETF (FLOW)	April 1, 2024	April 1, 2024	April 1, 2024
Global X Millennial Consumer ETF (MILN)	April 1, 2024	April 1, 2024	April 1, 2024
Global X Aging Population ETF (AGNG)	April 1, 2024	April 1, 2024	April 1, 2024
Global X Robotics & Artificial Intelligence ETF (BOTZ)	April 1, 2024	April 1, 2024	April 1, 2024
Global X FinTech ETF (FINX)	April 1, 2024	April 1, 2024	April 1, 2024
Global X Internet of Things ETF (SNSR)	April 1, 2024	April 1, 2024	April 1, 2024
Global X U.S. Infrastructure Development ETF (PAVE)	April 1, 2024	April 1, 2024	April 1, 2024
Global X Autonomous & Electric Vehicles ETF (DRIV)	April 1, 2024	April 1, 2024	April 1, 2024
Global X Artificial Intelligence & Technology ETF (AIQ)	April 1, 2024	April 1, 2024	April 1, 2024
Global X Genomics & Biotechnology ETF (GNOM)	April 1, 2024	April 1, 2024	April 1, 2024
Global X Cloud Computing ETF (CLOU)	April 1, 2024	April 1, 2024	April 1, 2024

Global X Thematic Growth ETF (GXTG)	April 1, 2024	April 1, 2024	April 1, 2024
Global X Video Games & Esports ETF (HERO)	April 1, 2024	April 1, 2024	April 1, 2024
Global X Cybersecurity ETF (BUG)	April 1, 2024	April 1, 2024	April 1, 2024
Global X Telemedicine & Digital Health ETF (EDOC)	April 1, 2024	April 1, 2024	April 1, 2024
Global X CleanTech ETF (CTEC)	April 1, 2024	April 1, 2024	April 1, 2024
Global X Data Center & Digital Infrastructure ETF (DTCR)	April 1, 2024	April 1, 2024	April 1, 2024
Global X Clean Water ETF (AQWA)	April 1, 2024	April 1, 2024	April 1, 2024
Global X AgTech & Food Innovation ETF (KROP)	April 1, 2024	April 1, 2024	April 1, 2024
Global X Blockchain ETF (BKCH)	April 1, 2024	April 1, 2024	April 1, 2024
Global X Hydrogen ETF (HYDR)	April 1, 2024	April 1, 2024	April 1, 2024
Global X Solar ETF (RAYS)	April 1, 2024	April 1, 2024	April 1, 2024
Global X Wind Energy ETF (WNDY)	April 1, 2024	April 1, 2024	April 1, 2024
Global X PropTech ETF (PTEC)	April 1, 2024	April 1, 2024	April 1, 2024
Global X Defense Tech ETF (SHLD)	April 1, 2024	April 1, 2024	April 1, 2024
Global X Emerging Markets Bond ETF (EMBD)	April 1, 2024	April 1, 2024	April 1, 2024
Global X Emerging Markets ex-China ETF (EMM)	April 1, 2024	April 1, 2024	April 1, 2024
Global X Emerging Markets Great Consumer ETF (EMC)	April 1, 2024	April 1, 2024	April 1, 2024
Global X Brazil Active ETF (BRAZ)	April 1, 2024	April 1, 2024	April 1, 2024

Global X India Active ETF (NDIA)	April 1, 2024	April 1, 2024	April 1, 2024
Global X Interest Rate Hedge ETF (RATE)	April 1, 2024	April 1, 2024	April 1, 2024
Global X Interest Rate Volatility & Inflation Hedge ETF (IRVH)	April 1, 2024	April 1, 2024	April 1, 2024
Global X Bitcoin Trend Strategy ETF (BTRN)	March 1, 2024, as amended and restated March 15, 2024	February 23, 2024, as amended and restated March 15, 2024	February 23, 2024, as amended and restated March 15, 2024

*Not Open for Investment

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE